Fair value measurement - Assets on Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in fair value of loans of underlying collateral	$ 1	$ 2
Measured at fair value on a nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	79	91
Other assets, fair value	4	4
Total assets	83	95
Measured at fair value on a nonrecurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Other assets, fair value	0	0
Total assets	0	0
Measured at fair value on a nonrecurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	73	84
Other assets, fair value	4	4
Total assets	77	88
Measured at fair value on a nonrecurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	6	7
Other assets, fair value	0	0
Total assets	$ 6	$ 7